Note 8 - Income Taxes (Tables)	6 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of deferred income tax assets and liabilities

The temporary differences and carry forwards which give rise to the deferred income tax assets for the period from June 26, 2015 (date of inception) through December 31, 2015 are as follows:

Net operating loss carry forwards	$1,250,896
Valuation allowance	(1,250,896)
Net long-term deferred tax asset	$-

Schedule of income tax rate reconciliation

A reconciliation of income taxes at the federal statutory rate to actual income tax expense for period from June 26, 2015 (date of inception) through December 31, 2015 is as follows:

Income tax benefit at the statutory rate	$(89,699)
State income taxes, net of federal benefit	(2,237)
Change in valuation allowance	87,572
Change in net operating loss carry forwards	66
Other	4,298
Income tax expense (benefit)	$-